Long Term Obligations (Details) - Fair value of this derivative liability assumptions (Derivative Financial Instruments, Liabilities [Member])	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Derivative Financial Instruments, Liabilities [Member]
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Risk-free interest rate	0.10%	0.13%
Remaining contractual term	1 year 240 days	1 year 332 days
Expected volatility	131.11%	126.91%
Dividend yield	0.00%	0.00%